Organization and principal activities (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Interest Income On Loans	¥ (44,797,000)	¥ (20,627,000)	¥ (105,570,000)
VIEs [Member]
Statement [Line Items]
Interest Income On Loans	44,797	20,627,000	105,570,000
Net Profit	¥ (23,947,000)	¥ (125,370,000)	¥ 23,128,000